Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	abbfi_SupplementTextBlock	AB INFLATION STRATEGIES ("Inflation Strategies")
- AB Bond Inflation Strategy
- AB Municipal Bond Inflation Strategy
- AB All Market Real Return Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
--------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ----------------	Date -------
Inflation Strategies	January 31, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock	AB INFLATION STRATEGIES ("Inflation Strategies")
- AB Bond Inflation Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
--------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ----------------	Date -------
Inflation Strategies	January 31, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB Municipal Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock	AB INFLATION STRATEGIES ("Inflation Strategies")
- AB Municipal Bond Inflation Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
--------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ----------------	Date -------
Inflation Strategies	January 31, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB All Market Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock	AB INFLATION STRATEGIES ("Inflation Strategies")
- AB All Market Real Return Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
--------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ----------------	Date -------
Inflation Strategies	January 31, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *